Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock Class A		Common Stock Class B	Additional paid-in capital	Unearned Compensation	Retained Earnings	Statutory reserves	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interests	Treasury shares	Total
Balance at Dec. 31, 2020		$ 20,555	[1]		$ 59,472,255	$ (624,455)	$ 9,629,712	$ 4,751,264	$ 3,593,188	$ 3,094,879		$ 79,937,398
Balance (in Shares) at Dec. 31, 2020	[1]	2,055,513
Shares issued for board compensation		$ 8	[1]		71,167							71,175
Shares issued for board compensation (in Shares)	[1]	750
Amortization of share-based compensation			[1]			498,825						498,825
Amortization of share-based compensation (in Shares)	[1]
Capital contribution from non-controlling interest			[1]							751,841		751,841
Capital contribution from non-controlling interest (in Shares)	[1]
Net income			[1]				30,380,361			126,161		30,506,522
Statutory reserves			[1]				(2,190,847)	2,190,847
Statutory reserves (in Shares)	[1]
Foreign currency translation adjustment			[1]						2,039,011	2,051		$ 2,041,062
Foreign currency translation adjustment (in Shares)			[1]									2,150,683	[2]
Issuance of common shares and pre-funded warrants		$ 19,250	[1]		70,775,215							$ 70,794,465
Issuance of common shares and pre-funded warrants (in Shares)	[1]	1,925,000
Balance at Dec. 31, 2021		$ 39,813	[1]		130,318,637	(125,630)	37,819,226	6,942,111	5,632,199	3,974,932		184,601,288
Balance (in Shares) at Dec. 31, 2021	[1]	3,981,263
Amortization of share-based compensation			[1]			125,630						125,630
Amortization of share-based compensation (in Shares)	[1]
Capital contribution from non-controlling interest			[1]							37,116		37,116
Capital contribution from non-controlling interest (in Shares)	[1]
Net income			[1]				17,620,812			159,246		17,780,058
Statutory reserves			[1]				(2,225,734)	2,225,734
Statutory reserves (in Shares)	[1]
Treasury shares			[1]								$ (355,844)	(355,844)
Treasury shares (in Shares)			[1]								(62,188)
Shares issued for service		$ 250	[1]		184,750							185,000
Shares issued for service (in Shares)	[1]	25,000
Foreign currency translation adjustment			[1]						(12,570,149)	(6,231)		$ (12,576,380)
Foreign currency translation adjustment (in Shares)			[1]									3,986,359	[2]
Balance at Dec. 31, 2022		$ 40,063	[1]		130,503,387		53,214,304	9,167,845	(6,937,950)	4,165,063	$ (355,844)	$ 189,796,868	[3]
Balance (in Shares) at Dec. 31, 2022		4,006,263	[1]								(62,188)
Issuance of common shares for board service		$ 120	[1]		31,695							31,815
Issuance of common shares for board service (in Shares)	[1]	12,000
Capital contribution from non-controlling interest			[1]							(35,290)		(35,290)
Capital contribution from non-controlling interest (in Shares)	[1]
Net income			[1]				17,577,738			125,942		17,703,680
Statutory reserves							(2,396,405)	2,396,405
Treasury shares			[1]								$ 94,252	94,252
Treasury shares (in Shares)			[1]								(3,210)
Cancellation of shares due to share split		$ (7)	[1]									(7)
Cancellation of shares due to share split (in Shares)	[1]	(667)
Foreign currency translation adjustment			[1]						(4,536,732)	(65)		$ (4,536,797)
Foreign currency translation adjustment (in Shares)			[1]									3,943,793	[2]
Balance at Dec. 31, 2023		$ 40,176	[1]		$ 130,535,082		$ 68,395,637	$ 11,564,250	$ (11,474,682)	$ 4,255,650	$ (261,592)	$ 203,054,521	[3]
Balance (in Shares) at Dec. 31, 2023		4,017,596	[1]								(65,398)

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.
[2]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.
[3]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.